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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:    March 31, 2004

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
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One Financial Plaza, Suite 1700
Hartford, CT 06103
December 13, 2006

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                              34

Form 13F Table Value Total:                 247038
                                            (thousands)



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
                                                               Value         Inv.      Other   Voting Authority
Name of Issuer                     Title of Class CUSIP        x1000 Shares  DiscretionManagersSole   Shared None
ACADIA REALTY TRUST                COM SH BEN INT 004239109      3218  228100   SOLE     N/A    228100      0   0
AFFORDABLE RESIDENTIAL COMMUNITIES COM            008273104      6105  330000   SOLE     N/A    330000      0   0
APARTMENT INVT & MGMT CO           CLA            03748R101      2332   75000   SOLE     N/A     75000      0   0
ARCHSTONE-SMITH TRUST              COM            039583109      4090  138600   SOLE     N/A    138600      0   0
ARDEN REALTY INC                   COM            039793104      5396  166900   SOLE     N/A    166900      0   0
ASSOCIATED ESTATES REALTY          COM            045604105       828   90300   SOLE     N/A     90300      0   0
AVALONBAY COMMUNITIES INC          COM            053484101      2170   40500   SOLE     N/A     40500      0   0
BOSTON PROPERTIES INC              COM            101121101      8592  158200   SOLE     N/A    158200      0   0
CAMDEN PROPERTY TRUST              COM            133131102      2724   60600   SOLE     N/A     60600      0   0
CAPITAL LEASE FUNDING INC          COM            140288101        31    2400   SOLE     N/A      2400      0   0
CATELLUS DEVELOPMENT CORP          COM            149113102      3905  150133   SOLE     N/A    150133      0   0
CEDAR SHOPPING CENTERS INC         COM NEW        150602209      3746  264000   SOLE     N/A    264000      0   0
CENTERPOINT PROPERTIES CORP        COM            151895109      4010   48600   SOLE     N/A     48600      0   0
CORPORATE OFFICE PROPERTIES TRUST  SH BEN INT     22002T108      3855  154195   SOLE     N/A    154195      0   0
DEVELOPERS DIVERSIFIED REALTY      COM            251591103      5540  137127   SOLE     N/A    137127      0   0
EQUITY OFFICE PROPERTIES TRUST     COM            294741103      5336  184700   SOLE     N/A    184700      0   0
EQUITY RESIDENTIAL                 SH BEN INT     29476L107      8521  285476   SOLE     N/A    285476      0   0
ESSEX PROPERTY TRUST INC           COM            297178105      4323   66000   SOLE     N/A     66000      0   0
FIRST POTOMAC REALTY TRUST         COM            33610F109      1327   63500   SOLE     N/A     63500      0   0
GENERAL GROWTH PROPERTIES INC      COM            370021107     12869  366117   SOLE     N/A    366117      0   0
HERSHA HOSPITALITY TRUST           SH BEN INT A   427825104      1641  154800   SOLE     N/A    154800      0   0
HOST HOTELS & RESORTS INC          COM            44107P104      9824  768700   SOLE     N/A    768700      0   0
ISTAR FINANCIAL INC                COM            45031U101      4911  116090   SOLE     N/A    116090      0   0
KEYSTONE PROPERTY TRUST            COM            493596100      2584  106300   SOLE     N/A    106300      0   0
KILROY REALTY CORP                 COM            49427F108      4770  134373   SOLE     N/A    134373      0   0
KIMCO REALTY CORP                  COM            49446R109     10334  202700   SOLE     N/A    202700      0   0
KOGER EQUITY INC                   COM            500228101       892   38000   SOLE     N/A     38000      0   0
LASALLE HOTEL PROPERTIES           COM SH BEN INT 517942108      3856  163400   SOLE     N/A    163400      0   0
LEXINGTON CORPORATE PROPERTIES TRUSCOM            529043101      3508  161000   SOLE     N/A    161000      0   0
LTC PROPERTIES INC                 COM            502175102      1941  107200   SOLE     N/A    107200      0   0
MACERICH COMPANY                   COM            554382101      8850  164200   SOLE     N/A    164200      0   0
MACK-CALI REALTY CORPORATION       COM            554489104      2636   58700   SOLE     N/A     58700      0   0
MERISTAR HOSPITALITY CORP          COM            58984Y103      6056  871300   SOLE     N/A    871300      0   0
MILLS CORP                         COM            601148109      8311  155953   SOLE     N/A    155953      0   0
NATIONWIDE HEALTH PROPERTIES INC   COM            638620104      4951  222300   SOLE     N/A    222300      0   0
NEWCASTLE INVESTMENT CORP          COM            65105M108      7933  235400   SOLE     N/A    235400      0   0
OMEGA HEALTHCARE INVESTORS INC     COM            681936100      1739  160000   SOLE     N/A    160000      0   0
POST PROPERTIES INC                COM            737464107      2699   93700   SOLE     N/A     93700      0   0
PROLOGIS TRUST                     SH BEN INT     743410102      8835  246298   SOLE     N/A    246298      0   0
PUBLIC STORAGE INC                 COM            74460D109      6194  127300   SOLE     N/A    127300      0   0
ROUSE COMPANY                      COM            779273101      4058   75700   SOLE     N/A     75700      0   0
SIMON PROPERTY GROUP INC           COM            828806109     17551  300318   SOLE     N/A    300318      0   0
SL GREEN REALTY CORP               COM            78440X101      3799   79645   SOLE     N/A     79645      0   0
SUMMIT PROPERTIES INC              COM            866239106       816   34200   SOLE     N/A     34200      0   0
TANGER FACTORY OUTLET CENTERS      COM            875465106      5837  128800   SOLE     N/A    128800      0   0
TRIZEC PROPERTIES INC              COM            89687P107      2615  152500   SOLE     N/A    152500      0   0
VENTAS INC                         COM            92276F100      5180  188484   SOLE     N/A    188484      0   0
VORNADO REALTY TRUST               SH BEN INT     929042109     11153  184414   SOLE     N/A    184414      0   0
WINDROSE MEDICAL PROPERTIES        COM            973491103      4646  373500   SOLE     N/A    373500      0   0


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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
March 31, 2004.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer